Income taxes - Movement of valuation allowance (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Income taxes
Balance at the beginning of the year	¥ 72,365	¥ 75,461	¥ 48,860
Additions	27,484	(3,096)	26,601
Balance at the end of the year	99,849	72,365	75,461
Valuation allowances	99,849	72,365	75,461
Uncertain tax positions related to commission expense			¥ 176,880
Interest on unrecognized tax benefit	30,897	¥ 18,163
Increase in unrecognized tax benefits is reasonably possible	0
Decrease in unrecognized tax benefits is reasonably possible	¥ 0